CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	3 Months Ended
Mar. 31, 2020 USD ($) $ / shares shares
Diamond eagle acquisition
General and administrative expenses	$ 718,799
Loss from operations	(718,799)
Other income - interest on Trust Account	1,444,499
Loss before income tax provision and loss from equity method investment	725,700
Income tax expense	246,289
Net loss attributable to common stockholders	479,411
Diamond eagle acquisition | Class A common stock
Income tax expense	$ 246,289,000
Weighted average number of ordinary shares outstanding | shares	40,000,000
Net income per common stock, basic | $ / shares	$ 0.02
Weighted average number of ordinary shares outstanding, diluted | shares	43,805,838
Net income per common stock diluted | $ / shares	$ 0.02
Diamond eagle acquisition | Class B common stock
Weighted average number of ordinary shares outstanding | shares	10,000,000
Basic and diluted | $ / shares	$ (0.04)